Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 647,886	¥ 4,588,786	¥ 4,862,941
Provision for doubtful accounts	349,984	2,492,478
Exchange rate difference	(8,800)
Ending balance	$ 560,760	¥ 4,030,967	¥ 4,588,786